OPERATING LEASE ASSETS, NET - Schedule of Operating Lease Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Less: accumulated depreciation		$ (2,800,000)	$ (3,100,000)
Total operating lease assets, net	[1],[2]	8,357,063	11,667,951
Leased vehicles
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Basis in leased vehicles		11,155,043	14,738,608
Less: accumulated depreciation		(2,797,980)	(3,070,657)
Total operating lease assets, net		$ 8,357,063	$ 11,667,951

[1]	Net of accumulated depreciation of $2.8 billion and $3.1 billion at December 31, 2025 and December 31, 2024, respectively.
[2]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.